Income tax - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Capital losses carried forward | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	$ 48	$ 41
Unrecognized deferred tax assets, tax effect	12	11
Capital losses carried forward | USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	12,885	12,884
Unrecognized deferred tax assets, tax effect	3,251	3,378
Non-capital losses | Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	48	0
Unrecognized deferred tax assets, tax effect	12	0
Net operating loss | Ireland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	0	396
Unrecognized deferred tax assets, tax effect	0	50
Net operating loss | Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets, gross amount	0	206
Unrecognized deferred tax assets, tax effect	$ 0	$ 62